Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Financial assets:
Trading assets	¥ 5,911,774	¥ 6,512,061
Financial assets at fair value through profit or loss	2,249,857	2,376,129
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(545,667)	(498,284)
At fair value [member]
Financial assets:
Trading assets	5,911,774	6,512,061
Financial assets at fair value through profit or loss	2,249,857	2,376,129
Investment securities at fair value through other comprehensive income	31,759,814	29,833,445
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(545,667)	(498,284)
At fair value [member] | Level 3 [member]
Financial assets:
Trading assets	40,802
Financial assets at fair value through profit or loss	866,118	819,144
Investment securities at fair value through other comprehensive income	542,273	525,869
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(134,155)	(125,042)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(134,155)	(125,042)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	261	305
Financial liabilities, Unfavorable changes	267	315
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	7,026	5,227
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	33	34
Financial liabilities, Unfavorable changes	33	34
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Financial assets:
Trading assets	40,802
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,391
Financial assets, Unfavorable changes	2,394
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(2,203)	(2,656)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	129	31
Financial assets, Unfavorable changes	118	31
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(1,099)	(923)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2	3
Financial assets, Unfavorable changes	2	3
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	8,219	3,382
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	3,746	3,393
Financial assets, Unfavorable changes	3,688	3,399
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	257	314
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	10	11
Financial assets, Unfavorable changes	10	11
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	784,167	739,914
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	269	243
Financial assets, Unfavorable changes	1,818	2,224
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	81,951	79,230
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	145	197
Financial assets, Unfavorable changes	277	363
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	542,273	525,869
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	18,053	19,211
Financial assets, Unfavorable changes	¥ 18,053	¥ 19,211